Scout Investments

Scout International Fund
Scout Emerging Markets Fund
Scout Global Equity Fund
Scout Equity Opportunity Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout Low Duration Bond Fund
Scout Core Bond Fund
Scout Core Plus Bond Fund
Scout Unconstrained Bond Fund

Supplement dated June 3, 2016 to the Statement of Additional Information (“SAI”) dated October 31, 2015, as supplemented

The purpose of this supplement is to update the SAI regarding changes to the officers of Scout Funds (the “Trust”).  Effective as of June 3, 2016, Benjamin D. Wiesenfeld, Esq. no longer serves as the Chief Compliance Officer (“CCO”) and Anti-Money Laundering (“AML”) Compliance Officer of the Trust.  Effective as of June 3, 2016, Scott A. Betz serves as the CCO of the Trust and Jessica A. Schubel serves as the AML Compliance Officer of the Trust.

Accordingly, the following change is made to the SAI:

The table under the “Executive Officers” sub-section of the “Officers and Trustees” section on page 139 of the SAI is deleted in its entirety and replaced with the following:

Name, Address and Birthdate	Positions Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott A. Betz c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 12/16/77	Treasurer and Chief Compliance Officer	Indefinite, until successor elected. Served as Treasurer since May 2011. Served as Chief Compliance Officer since June 2016.
Executive Vice President (since 2015), Senior Vice President (from 2009 to 2015), Chief Administrative Officer (since 2005), Treasurer (since February 2011) and Chief Operating Officer (since 2012), Scout Investments, Inc.

Scout Investments

Name, Address and Birthdate	Positions Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Jessica A. Schubel c/o Scout Funds 928 Grand Boulevard Kansas City, Missouri 64106 09/11/78	Secretary and Anti-Money Laundering Compliance Officer	Indefinite, until successor elected. Served as Secretary since May 2012. Served as AML Compliance Officer since June 2016.	Compliance Officer, Scout Investments, Inc., since March 2011; Fund Administrator (from 2007 to 2011) and Senior Portfolio Administrator (from 2004 to 2007), State Street.

You should keep this Supplement for future reference. Additional copies of the SAI may be obtained free of charge by calling (800) 996-2862.

Scout Investments